Due From To Brokers - Additional Information (Detail) (USD $)			12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 MF Global	Jun. 30, 2012 MF Global SERIES A	Dec. 31, 2011 MF Global SERIES A	May 31, 2012 MF Global SERIES A	Jun. 30, 2012 MF Global SERIES B	Dec. 31, 2011 MF Global SERIES B	May 31, 2012 MF Global SERIES B
Auction Market Preferred Securities, Stock Series [Line Items]
Portion of shortfall in customer segregated funds account			22.00%
Reduced net asset value					$ 337,000			$ 529,000
Claims Fund closed on sale of amount				904,087			1,736,710
Percentage of net assets value						0.13%			0.12%
Net asset value increased						1.82			1.92
Amount due to brokers	$ 0	$ 0